RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE – 20 RELATED PARTY TRANSACTIONS AND BALANCES

The related party of the Company with whom transactions are reported in these financial statements are as follows:

Name of Individual	Relationship with the Company
Ms. Seto Wai Yue	Shareholder and Director of the Company
Exit (HK) Limited	Ms. Seto is a 40% shareholder and sole director of Exit (HK) Limited
Earthling Catering Limited	Ms. Seto is a 64% shareholder and a director of Earthling Catering Limited
Exit Catering Limited	Ms. Seto was a 51% shareholder and director of Exit Catering Limited (Exit Catering Limited was deregistered during the six months ended September 30, 2025)
Exit Operations Limited

Exit Catering Limited was a 60% shareholder and director of Exit Operations Limited

(Following the deregistration of Exit Catering Limited during the six months ended September 30, 2025, Ms. Seto’s beneficial interest in Exit Operations Limited was lost)

I Dao Cao Limited	Brother of Ms. Seto is the sole shareholder and director of I Dao Cao Limited

Amount due from/(to) a shareholder

	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD
Seto Wai Yue	$(1,839,193)	$(1,844,451)

On April 10, 2024, Ms. Seto Wai Yue entered into an interest-free loan facility agreement with TIL, for a revolving loan facility agreement of up to HK$12,000,000 for the purposes of paying the costs and expenses in connection with the offering. As of March 31, 2025 and September 30, 2025, loan amount from Ms. Seto is approximately HK$1.78 million and HK$1.80 million respectively. The balances are unsecured, non-interest bearing, and payable on demand. The balances were recorded in current assets/liabilities.

During the six months ended September 30, 2024 and 2025, the proceeds and payments to a shareholder are as follows

	September 30, 2024	September 30, 2025
	HKD	HKD
Proceeds from a shareholder	$7,065,391	$4,379,764
Payments to a shareholder	(4,067,903)	(4,374,506)

Amount due from/(to) a related party

	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD

I Dao Cao Limited	$(288,350)	$-
Exit Operations Limited	$1,219,865	$-

* Following Ms. Seto’s lost of beneficial interest in Exit Operations Limited, the balance of HK$1,219,865 has been transferred and remained in other receivables as of September 30, 2025.

The amount due from Exit Operations Limited represented deposits for café operation for events and has been refunded to the Group subsequent to the reporting period.

Revenue

	Six Months ended September 30,
	2024	2025
	HKD	HKD
Exit Operations Limited	$552,166	$-

Cost of Revenue

	Six Months ended September 30,
	2024	2025
	HKD	HKD
I Dao Cao Limited	204,000	-
Exit (HK) Limited	-	230,759
Exit Operations Limited	264,350	-
	$468,350	$230,759

Defined contribution insurance to Ms. Seto

During the six months ended September 30, 2025 and September 30, 2024, the Company purchased insurance for Ms. Seto with defined contribution of US$40,000 per annum for the period of five years and recorded as selling, general and administrative expenses.

NOTE – 22 RELATED PARTY TRANSACTIONS AND BALANCES

The related party of the Company with whom transactions are reported in these financial statements are as follows:

Name of Individual	Relationship with the Company
Ms. Seto Wai Yue	Shareholder and Director of the Company
Exit (HK) Limited	Ms. Seto is a 40% shareholder and sole director of Exit (HK)
Earthling Catering Limited	Ms. Seto is a 64% shareholder and a director of Earthling
Exit Catering Limited Exit Operations Limited I Dao Cao Limited

Ms. Seto is a 51% shareholder and director of Exit Catering

Exit Catering Limited is a 60% shareholder and director of Exit Operations Limited

Brother of Ms. Seto is the sole shareholder and director of I Dao Cao

Amount due from/(to) a shareholder

	As of March 31,
	2024	2025
	HKD	HKD
Seto Wai Yue	$2,950,434	$(1,839,193)

On April 10, 2024, Ms. Seto Wai Yue entered into an interest-free loan facility agreement with TIL, for a revolving loan facility agreement of up to HK$12,000,000 for the purposes of paying the costs and expenses in connection with the offering. As of March 31, 2025, loan amount from Ms. Seto is approximately HK$1.78 million. The balances are unsecured, non-interest bearing, and payable on demand. The balances were recorded in current assets/liabilities.

During the years ended March 31, 2023, 2024 and 2025, the proceeds and payments to a shareholder are as follows

	Years ended March 31,
	2023	2024	2025
	HKD	HKD	HKD
Proceeds from a shareholder	$793,266	$18,039,849	$9,177,530
Payments to a shareholder	(4,362,363)	(21,742,460)	(4,387,903)

Amount due from/(to) a related party

	As of	As of
	March 31, 2024	March 31, 2025
	HKD	HKD

I Dao Cao Limited	$-	$(288,350)
Exit Operations Limited	$-	$1,219,865

For the amount due from I Dao Cao represented deposits for concert tickets for resell. The relevant concert tickets will be delivered before the concert commenced. The amount due from Exit Operations Limited represented deposits for café operation for events and will be used up when provision of café services for upcoming events.

Revenue

	Years ended March 31,
	2023	2024	2025
	HKD	HKD	HKD
Exit (HK) Limited
- Provision of event management services	1,907,953	-	-
- Sales of goods	380,935	-	-
- Design and others	110,000	20,000	-
Exit Catering Limited – sale of goods	-	317,586	-
Exit Operations Limited
- Revenue of café operation	-	-	431,509
- Sales of goods	-	-	20,250
Earthling Catering Limited – design and others	78,340	-	-
	$2,477,228	$337,586	$451,759

Cost of Revenue

	Years ended March 31,
	2023	2024	2025
	HKD	HKD	HKD
Exit Operations Limited – cost of café operation	$-	$-	$264,350

Defined contribution insurance to Ms. Seto

During the year ended March 31, 2025, the Company purchased insurance for Ms. Seto with defined contribution of US$50,000 per annum for the period of five years and recorded as selling, general and administrative expenses.

Dividend

For the year ended March 31, 2024, Trendic declared and paid a dividend of HK$5,500,000 (approximately US$706,000) to its shareholders registered as such on March 30, 2024. The dividend was offset against amount due from a shareholder during the year ended March 31, 2024. There is no dividend for the years ended March 31, 2023 and 2025.